Financial Assets at Amortised Cost (Details) - Schedule of instruments classified as debt instruments at amortized cost - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt financial instruments
Debt instruments at fair value through other comprehensive income	$ 42,443,725	$ 40,169,358
Debt financial instruments [Member]
Debt financial instruments
Debt instruments at fair value through other comprehensive income	4,867,591	4,691,730
Interbank loans [Member]
Debt financial instruments
Debt instruments at fair value through other comprehensive income	32,990	428
Loans and account receivable from customers [Member]
Debt financial instruments
Debt instruments at fair value through other comprehensive income	37,543,144	35,477,200
Chilean Central Bank and Government securities [Member] | Debt financial instruments [Member]
Debt financial instruments
Debt instruments at fair value through other comprehensive income	4,867,591	4,691,730
Foreign banks [Member] | Interbank loans [Member]
Debt financial instruments
Debt instruments at fair value through other comprehensive income	32,990	428
Commercial loans [Member] | Loans and account receivable from customers [Member]
Debt financial instruments
Debt instruments at fair value through other comprehensive income	17,023,023	17,049,848
Mortgage loans [Member] | Loans and account receivable from customers [Member]
Debt financial instruments
Debt instruments at fair value through other comprehensive income	15,566,253	13,732,516
Consummer loans [Member] | Loans and account receivable from customers [Member]
Debt financial instruments
Debt instruments at fair value through other comprehensive income	$ 4,953,868	$ 4,694,836